October 31, 2024
2024 Quarterly Report (Unaudited)

BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 0.4%
Corporate — 0.4%
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	$1,185	$ 1,302,861
California(a) — 1.2%
Corporate — 1.1%
California Community Choice Financing Authority, RB, Series B, Sustainability Bonds, 5.00%, 01/01/55	3,735	4,004,528
Transportation — 0.1%
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(b)	450	463,573
Total Municipal Bonds in California		4,468,101
Guam — 0.2%
Utilities — 0.2%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/41	580	615,889
Kentucky — 0.3%
Corporate — 0.3%
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	1,075	1,149,843
Nevada — 0.0%
Transportation — 0.0%
State of Nevada Department of Business & Industry, RB, Series A4, AMT, 8.13%, 01/01/50(a)	100	103,016
New York — 156.7%
Corporate — 5.2%
New York Liberty Development Corp., RB, 5.50%, 10/01/37	830	982,075
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	5,500	6,315,689
New York State Energy Research & Development Authority, Refunding RB, Series C, 4.00%, 04/01/34	740	743,619
New York State Environmental Facilities Corp., RB, AMT, 2.75%, 09/01/50(a)	1,370	1,348,928
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	2,215	2,374,398
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	2,165	2,251,578
AMT, 5.00%, 10/01/40	3,080	3,180,250
New York Transportation Development Corp., Refunding ARB, AMT, 3.00%, 08/01/31	1,465	1,365,080
		18,561,617
County/City/Special District/School District — 27.6%
Battery Park City Authority, RB
Series A, Sustainability Bonds, 5.00%, 11/01/41	665	742,121
Series A, Sustainability Bonds, 5.00%, 11/01/42	1,290	1,432,133
Series A, Sustainability Bonds, 5.00%, 11/01/43	1,565	1,728,442
Series A, Sustainability Bonds, 5.00%, 11/01/48	1,495	1,624,178
City of New York, GO
4.00%, 09/01/52	855	823,551
Series A, 5.00%, 08/01/51	1,325	1,410,119
Series A-1, 4.00%, 09/01/46	1,975	1,925,205
Series A-1, 5.00%, 08/01/47	2,410	2,548,130
Series B, 5.25%, 10/01/47	4,605	5,003,351
Series C, 5.25%, 03/01/53	1,705	1,853,066
Series D, 5.25%, 04/01/54	5,040	5,478,440
Security	Par (000)	Value
County/City/Special District/School District (continued)
City of New York, GO (continued)
Series F-1, 5.00%, 04/01/45	$4,950	$ 5,096,976
Series F-1, 4.00%, 03/01/47	2,270	2,162,389
Sub-Series D-1, 5.50%, 05/01/46	1,140	1,260,801
Sub-Series E-1, 4.00%, 04/01/45	2,155	2,115,598
County of Nassau New York, GOL
Series A, 4.00%, 04/01/49	2,735	2,695,839
Series B, (AGM), 5.00%, 07/01/49	2,000	2,055,577
County of Nassau New York, Refunding GOL, Series B, (AGM), 5.00%, 04/01/40	1,795	1,921,709
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/42	3,760	3,850,172
Series A, (AGM), 4.00%, 02/15/47	2,425	2,297,411
New York City Industrial Development Agency, RB, (AGC), 0.00%, 03/01/39(c)	1,380	721,399
New York City Industrial Development Agency, Refunding RB, (AGM), 4.00%, 03/01/45	3,600	3,410,379
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 5.00%, 07/15/43	1,660	1,736,583
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, 5.00%, 08/01/38	3,440	3,606,205
Series B-1, 5.00%, 08/01/45	6,575	6,722,228
Sub-Series E-1, 5.00%, 02/01/43	1,645	1,680,140
Series F-1, Subordinate, 5.00%, 02/01/44	355	378,210
New York City Transitional Finance Authority RB
4.00%, 05/01/51	1,475	1,427,650
Series D, 5.50%, 05/01/52	1,670	1,872,191
New York City Transitional Finance Authority, RB
Series F-1, 5.25%, 02/01/53	2,035	2,222,168
Series B, Subordinate, 5.25%, 05/01/50	2,745	2,991,001
New York Convention Center Development Corp., RB, CAB(c)
Series B, Sub Lien, 0.00%, 11/15/42	2,185	926,840
Series B, Sub Lien, 0.00%, 11/15/47	5,600	1,788,614
Series B, Sub Lien, 0.00%, 11/15/48	2,665	744,311
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55	2,485	535,611
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/56	3,315	677,557
New York Convention Center Development Corp., Refunding RB, 5.00%, 11/15/45	5,345	5,375,249
New York Liberty Development Corp., Refunding RB
Series 1, 3.00%, 02/15/42	925	778,923
Series A, Sustainability Bonds, 3.00%, 11/15/51	1,460	1,074,243
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Class A, 4.00%, 05/15/57	1,300	1,212,164
Series A, 5.25%, 05/15/52	3,315	3,581,484
Series A, 4.13%, 05/15/53	1,705	1,674,503
Series A-1, 5.25%, 05/15/64	4,110	4,465,195
Yonkers Industrial Development Agency, Refunding RB, (SAW), 4.00%, 05/01/41	1,000	1,011,559
		98,639,615
Education — 14.9%
Albany Capital Resource Corp., Refunding RB(d)(e)
4.00%, 07/01/41	740	399,600
4.00%, 07/01/51	765	413,100
Build NYC Resource Corp., Refunding RB
5.00%, 08/01/47	660	643,840
Series A, 5.00%, 06/01/43	450	450,212

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
Dobbs Ferry Local Development Corp., RB, 5.00%, 07/01/39	$750	$ 750,267
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	570	588,561
5.00%, 07/01/52	1,365	1,440,733
Dutchess County Local Development Corp., Refunding RB, 4.00%, 07/01/49	1,655	1,583,668
Madison County Capital Resource Corp., RB
Series B, 5.00%, 07/01/40	685	691,471
Series B, 5.00%, 07/01/43	2,480	2,508,020
Monroe County Industrial Development Corp., RB, Series A, 5.00%, 07/01/53	2,290	2,441,853
Monroe County Industrial Development Corp., Refunding RB
Series A, 4.00%, 07/01/39	350	350,014
Series A, 4.00%, 07/01/50	12,085	11,635,826
New York State Dormitory Authority Refunding RB, Series A, 4.00%, 07/01/49	360	335,984
New York State Dormitory Authority, RB
Series 1, (AMBAC), 5.50%, 07/01/40	3,500	3,997,559
Series A, 5.00%, 07/01/46	410	423,779
Series A, Sustainability Bonds, 5.00%, 07/01/48	500	532,098
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 07/01/35	1,030	1,036,312
Series A, 5.00%, 07/01/48	5,600	5,631,412
Series A, 5.50%, 07/01/54	3,310	3,719,932
Onondaga County Trust for Cultural Resources, Refunding RB
5.00%, 12/01/38	1,490	1,600,101
5.00%, 12/01/39	2,650	2,834,686
4.00%, 12/01/47	1,350	1,302,822
Schenectady County Capital Resource Corp., Refunding RB, 5.00%, 01/01/47	5,050	5,124,054
Troy Capital Resource Corp., Refunding RB, 5.00%, 09/01/39	450	478,056
Trust for Cultural Resources of The City of New York, Refunding RB
Series A, 5.00%, 07/01/37	1,775	1,777,413
Series A, 5.00%, 07/01/41	750	751,019
		53,442,392
Health — 9.3%
Brookhaven Local Development Corp., Refunding RB, 5.00%, 10/01/50	2,400	2,462,071
Build NYC Resource Corp., RB
Class A, 5.25%, 07/01/37	1,250	1,199,330
Class A, 5.50%, 07/01/47	765	713,366
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	1,325	1,370,026
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	500	471,344
Series A, 5.00%, 12/01/37	1,180	1,179,921
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/38	1,150	1,104,637
4.00%, 12/01/39	475	455,477
4.00%, 12/01/46	4,595	4,160,776
New York State Dormitory Authority RB, (AGC), 5.50%, 10/01/54	2,485	2,732,109
New York State Dormitory Authority Refunding RB, 4.00%, 05/01/54	1,705	1,601,175
Security	Par (000)	Value
Health (continued)
New York State Dormitory Authority, RB
Series A, 4.00%, 07/01/50	$895	$ 862,473
Series C, 4.25%, 05/01/39	1,000	1,001,424
Series D, 4.25%, 05/01/39	685	685,975
New York State Dormitory Authority, Refunding RB
4.00%, 07/01/45	380	310,866
4.25%, 05/01/52	3,645	3,647,590
5.00%, 05/01/52	4,875	5,143,447
Series 1, 4.00%, 07/01/47	2,660	2,562,771
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	460	460,558
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	510	514,344
5.00%, 07/01/56	570	547,495
		33,187,175
Housing — 11.0%
New York City Housing Development Corp. RB
Sustainability Bonds, 4.35%, 11/01/44	415	405,856
Sustainability Bonds, 4.45%, 11/01/49	1,160	1,131,175
Sustainability Bonds, 4.50%, 08/01/54	1,160	1,141,607
Sustainability Bonds, 4.50%, 11/01/54	1,485	1,448,855
New York City Housing Development Corp., RB, Series A, Sustainability Bonds, 4.25%, 11/01/43	2,970	2,908,208
New York City Housing Development Corp., RB, M/F Housing
Sustainability Bonds, 4.80%, 02/01/53	5,265	5,267,316
Class F-1, Sustainability Bonds, 4.60%, 11/01/42	225	228,016
Series A, Sustainability Bonds, 4.75%, 11/01/48	365	364,254
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.70%, 08/01/54	2,650	2,652,544
Series A-1, Sustainability Bonds, 4.65%, 11/01/49	685	686,015
Series A-1, Sustainability Bonds, 4.75%, 11/01/54	1,045	1,050,179
Series B-1, Class A, Sustainability Bonds, 4.65%, 11/01/49	1,025	1,026,177
Series E-1, Sustainability Bonds, (SONYMA), 4.20%, 11/01/42	920	891,395
Series E-1, Sustainability Bonds, 4.70%, 11/01/48	1,880	1,891,859
Series E-1, Sustainability Bonds, 4.85%, 11/01/53	3,660	3,703,146
Series G, Sustainability Bonds, 4.75%, 11/01/48	1,650	1,665,139
New York State Housing Finance Agency RB
Sustainability Bonds, (SONYMA), 4.75%, 11/01/53	370	371,686
Sustainability Bonds, 5.00%, 06/15/54	1,655	1,737,067
New York State Housing Finance Agency, RB, M/F Housing
Series A, 4.65%, 11/15/38	550	550,179
Series B-1, Sustainability Bonds, (SONYMA), 4.85%, 11/01/48	1,310	1,329,952
Series C-1, Sustainability Bonds, (SONYMA), 4.65%, 11/01/48	515	511,254
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing
Series 250, Sustainability Bonds, (SONYMA), 4.80%, 10/01/48	3,410	3,459,657
Series 255, Sustainability Bonds, (SONYMA), 4.70%, 10/01/43	1,055	1,078,057
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Housing (continued)
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing (continued)
Series 261, Sustainability Bonds, (SONYMA), 4.55%, 10/01/49	$3,760	$ 3,689,641
State of New York Mortgage Agency Homeowner Mortgage Revenue, Refunding RB, Series 218, AMT, 3.85%, 04/01/38	70	64,269
		39,253,503
Other — 1.4%
New York Liberty Development Corp., Refunding RB, Class 1, 5.00%, 11/15/44(b)	5,075	5,050,761
State — 15.4%
Empire State Development Corp., RB
Series A, 5.00%, 03/15/46	3,320	3,573,169
Series A, 5.00%, 03/15/54	1,655	1,768,078
Empire State Development Corp., Refunding RB, 4.00%, 03/15/46	4,090	3,879,368
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, Subordinate, (SAW), 4.00%, 07/15/38	2,880	2,925,243
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/38	3,425	3,600,405
Series A, 5.00%, 03/15/40	3,700	3,818,429
Series A, 5.00%, 03/15/44	5,225	5,411,183
Series A, 5.00%, 03/15/45	2,700	2,785,814
Series A, 5.00%, 03/15/56	4,480	4,781,182
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/46	1,190	1,271,745
Series D, 5.00%, 02/15/48	1,755	1,836,168
New York State Thruway Authority, Refunding RB
Series A, 5.00%, 03/15/46	8,230	8,830,267
Series A, 5.00%, 03/15/48	5,000	5,330,060
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/45	5,265	5,161,421
		54,972,532
Tobacco — 1.9%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB
4.75%, 06/01/39	1,875	1,875,478
5.00%, 06/01/48	680	680,039
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/45	260	253,964
Series A-2B, 5.00%, 06/01/51	1,015	947,198
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 05/15/40	1,500	1,500,280
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	1,680	1,568,484
		6,825,443
Transportation — 49.7%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	1,565	1,588,472
Metropolitan Transportation Authority, RB
Series D-2, Sustainability Bonds, 4.00%, 11/15/48	1,590	1,507,379
Series D-3, Sustainability Bonds, 4.00%, 11/15/49	2,720	2,587,950
Metropolitan Transportation Authority, Refunding RB
Series A, 5.00%, 11/15/48	3,485	3,704,957
Series A, 5.00%, 11/15/49	1,895	2,008,803
Series B, 5.25%, 11/15/55	1,920	1,925,082
Sub-Series C-1, 5.00%, 11/15/34	1,845	1,869,366
Security	Par (000)	Value
Transportation (continued)
Metropolitan Transportation Authority, Refunding RB (continued)
Series A, Sustainability Bonds, 5.25%, 11/15/49	$3,410	$ 3,683,445
Series A-1, Sustainability Bonds, (AGM), 4.00%, 11/15/54	1,760	1,623,131
Series B-1, Sustainability Bonds, 5.25%, 11/15/57	3,305	3,396,986
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	3,765	3,859,457
Sub-Series C-1, Sustainability Bonds, 5.00%, 11/15/34	1,500	1,568,131
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,410	5,412,314
New York City Industrial Development Agency, Refunding RB, Series A, 5.00%, 07/01/28	570	572,998
New York State Thruway Authority, RB
Series A, Junior Lien, 5.00%, 01/01/36	1,400	1,420,347
Series A, Junior Lien, 5.00%, 01/01/41	2,480	2,505,991
New York State Thruway Authority, Refunding RB
Series B, Subordinate, 4.00%, 01/01/45	3,295	3,181,957
Series B, Subordinate, 4.00%, 01/01/50	2,645	2,535,639
New York Transportation Development Corp. Refunding RB, AMT, (AGC), 12/31/54(f)(g)	1,705	1,088,257
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/34	1,660	1,767,148
AMT, 5.00%, 12/01/35	3,405	3,611,022
AMT, 5.00%, 12/01/36	1,720	1,818,060
AMT, 5.00%, 12/01/41	450	468,085
AMT, 4.00%, 12/01/42	1,060	997,620
Series A, AMT, 5.00%, 07/01/41	1,655	1,645,013
Series A, AMT, 5.00%, 07/01/46	6,745	6,672,343
Series A, AMT, 5.25%, 01/01/50	8,845	8,844,217
New York Transportation Development Corp., RB
AMT, 4.00%, 10/31/46	1,510	1,332,853
AMT, Sustainability Bonds, (AGM), 5.50%, 06/30/42	825	889,684
AMT, Sustainability Bonds, (AGM), 5.50%, 06/30/43	2,965	3,187,517
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	3,105	3,179,717
AMT, Sustainability Bonds, 6.00%, 06/30/54	4,240	4,563,787
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	1,705	1,775,333
AMT, Sustainability Bonds, 5.50%, 06/30/60	1,705	1,795,176
New York Transportation Development Corp., Refunding RB
5.00%, 12/01/32	1,600	1,727,079
Series A, AMT, 5.00%, 12/01/25	2,690	2,722,167
Series A, AMT, 5.00%, 12/01/32	1,000	1,048,359
Series A, AMT, Sustainability Bonds, (AGC), 12/31/54(g)	3,415	3,602,450
Port Authority of New York & New Jersey, ARB
Series 218, AMT, 5.00%, 11/01/44	1,850	1,918,551
Series 221, AMT, 4.00%, 07/15/55	7,275	6,559,017
Port Authority of New York & New Jersey, Refunding ARB
Series 198, 5.25%, 11/15/56	760	782,465
Series 244, 5.00%, 07/15/54	2,470	2,663,483
AMT, 5.00%, 10/15/34	1,660	1,690,390
Series 177, AMT, 4.00%, 01/15/43	285	263,424
Series 223, AMT, 4.00%, 07/15/39	2,825	2,792,857
Series 223, AMT, 5.00%, 07/15/56	825	845,928
Series 231, AMT, 5.50%, 08/01/47	3,190	3,472,562
Series 234, AMT, 5.50%, 08/01/52	1,330	1,428,591
Port Authority of New York & New Jersey, Refunding RB
Series 226, AMT, 5.00%, 10/15/39	3,105	3,308,478
Series 242, AMT, 5.00%, 12/01/39	680	730,923

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Port Authority of New York & New Jersey, Refunding RB (continued)
Series 242, AMT, 5.00%, 12/01/53	$1,610	$ 1,669,860
Triborough Bridge & Tunnel Authority RB, 4.00%, 11/15/54	3,410	3,212,658
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/47	3,735	4,002,947
Series A, 5.50%, 11/15/57	660	712,573
Sub-Series B-1, 5.00%, 11/15/48	1,530	1,647,698
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/46	4,760	4,912,957
Series A-1, 5.00%, 05/15/51	1,460	1,539,759
Series B, 5.00%, 11/15/37	8,225	8,512,084
Series C, 5.00%, 05/15/47	3,925	4,180,000
Series C, 4.13%, 05/15/52	7,080	6,944,456
Series C, 5.25%, 05/15/52	4,650	5,006,472
Series B-1, Sustainability Bonds, 5.25%, 05/15/54	1,530	1,668,584
Series C, Sustainability Bonds, 5.25%, 11/15/42	615	689,473
Triborough Bridge & Tunnel Authority, Refunding RB, CAB(c)
Series B, 0.00%, 11/15/28	3,215	2,850,591
Series B, 0.00%, 11/15/32	7,670	5,825,558
		177,520,631
Utilities — 20.3%
Long Island Power Authority, RB
(BAM-TCRS), 5.00%, 09/01/42	4,645	4,795,057
5.00%, 09/01/47	450	461,774
Series E, Sustainability Bonds, 5.00%, 09/01/48	625	671,262
Series E, Sustainability Bonds, 5.00%, 09/01/53	2,335	2,486,770
Long Island Power Authority, Refunding RB, Series B, 5.00%, 09/01/41	750	765,382
New York City Municipal Water Finance Authority, RB
Series CC-1, 4.00%, 06/15/52	5,400	5,122,614
Series DD, 5.00%, 06/15/47	2,250	2,294,061
Series GG, 5.00%, 06/15/48	1,330	1,394,091
Sub-Series CC-1, 5.25%, 06/15/54	3,415	3,725,541
New York City Municipal Water Finance Authority, Refunding RB
Series AA-3, 5.25%, 06/15/48	5,860	6,430,757
Series DD, 4.13%, 06/15/47	3,410	3,355,266
Series EE, 5.00%, 06/15/45	2,250	2,412,374
New York Power Authority, RB, Series A, Sustainability Bonds, (AGM), 5.00%, 11/15/48	5,385	5,818,876
New York Power Authority, Refunding RB
Series A, Sustainability Bonds, 4.00%, 11/15/50	7,420	7,080,537
Series A, Sustainability Bonds, 4.00%, 11/15/55	5,505	5,311,789
Series A, Sustainability Bonds, 4.00%, 11/15/60	470	432,727
New York State Environmental Facilities Corp., RB, Sustainability Bonds, 5.00%, 08/15/41	3,630	3,744,537
New York State Environmental Facilities Corp., Refunding RB
5.00%, 06/15/51	2,595	2,759,687
Series A, 5.25%, 06/15/53	3,410	3,752,348
Subordinate, 5.00%, 06/15/41	1,595	1,628,362
Rockland County Solid Waste Management Authority, RB, Series A, AMT, Sustainability Bonds, 4.00%, 12/15/46	925	845,357
Security	Par (000)	Value
Utilities (continued)
Utility Debt Securitization Authority, Refunding RB
Series 2, Sustainability Bonds, 5.00%, 12/15/50	$2,565	$ 2,811,795
Series 2, Sustainability Bonds, 5.00%, 06/15/53	4,035	4,410,028
		72,510,992
Total Municipal Bonds in New York		559,964,661
Puerto Rico — 3.7%
State — 3.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,549	2,514,935
Series A-1, Restructured, 5.00%, 07/01/58	6,357	6,364,659
Series A-2, Restructured, 4.78%, 07/01/58	390	385,787
Series A-2, Restructured, 4.33%, 07/01/40	1,045	1,034,039
Series B-1, Restructured, 4.75%, 07/01/53	460	456,640
Series B-2, Restructured, 4.78%, 07/01/58	601	591,582
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	6,358	2,038,519
Total Municipal Bonds in Puerto Rico		13,386,161
South Carolina — 1.0%
Corporate — 1.0%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	3,280	3,543,827
Total Municipal Bonds — 163.5% (Cost: $573,691,834)		584,534,359
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
New York — 1.3%
Transportation — 1.3%
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	4,500	4,607,919
Total Municipal Bonds in New York		4,607,919
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 1.3% (Cost: $4,533,170)		4,607,919
Total Long-Term Investments — 164.8% (Cost: $578,225,004)		589,142,278

	Shares
Short-Term Securities
	Money Market Funds — 2.6%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.19%(i)(j)	9,260,951	9,261,877
	Total Short-Term Securities — 2.6% (Cost: $9,261,877)	9,261,877
	Total Investments — 167.4% (Cost: $587,486,881)	598,404,155
	Other Assets Less Liabilities — 1.3%	4,662,925
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (0.6)%	(2,266,540)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (68.1)%	(243,347,316)
	Net Assets Applicable to Common Shares — 100.0%	$ 357,453,224
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	When-issued security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 6,514,268	$ 2,747,609 (a)	$ —	$ —	$ —	$ 9,261,877	9,260,951	$ 63,855	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 584,534,359	$ —	$ 584,534,359
Municipal Bonds Transferred to Tender Option Bond Trusts	—	4,607,919	—	4,607,919
Short-Term Securities
Money Market Funds	9,261,877	—	—	9,261,877
	$9,261,877	$589,142,278	$—	$598,404,155

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(2,250,000)	$—	$(2,250,000)
VRDP Shares at Liquidation Value	—	(243,600,000)	—	(243,600,000)
	$—	$(245,850,000)	$—	$(245,850,000)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
RB	Revenue Bond
S/F	Single-Family
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency
Schedule of Investments